Derivative financial instruments - Schedule of Hedged Items and Gains and Losses Arising from Hedge Accounting (Details) - Fair value hedges - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
DERIVATIVE FINANCIAL INSTRUMENTS (Details) - Schedule of the effects of hedge accounting [Line Items]
Carrying amount of the hedged item, assets	£ 156,790	£ 153,277
Carrying amount of the hedged item, liabilities	45,053	51,499
Accumulated amount of fair value adjustment on the hedged item, assets	(1,231)	(1,960)
Accumulated fair value hedge adjustment on hedged item included in carrying amount, liabilities	829	1,340
Change in fair value of hedged item for ineffectiveness assessment £m	57	(1,417)
Hedge ineffectiveness recognised in the income statement £m	(54)	(81)	£ (267)
Interest rate
DERIVATIVE FINANCIAL INSTRUMENTS (Details) - Schedule of the effects of hedge accounting [Line Items]
Hedge ineffectiveness recognised in the income statement £m	(54)	(81)
Fixed rate mortgages
DERIVATIVE FINANCIAL INSTRUMENTS (Details) - Schedule of the effects of hedge accounting [Line Items]
Carrying amount of the hedged item, assets	121,732	124,013
Carrying amount of the hedged item, liabilities	0	0
Accumulated amount of fair value adjustment on the hedged item, assets	(178)	(890)
Accumulated fair value hedge adjustment on hedged item included in carrying amount, liabilities	0	0
Change in fair value of hedged item for ineffectiveness assessment £m	725	(184)
Fixed rate mortgages | Interest rate
DERIVATIVE FINANCIAL INSTRUMENTS (Details) - Schedule of the effects of hedge accounting [Line Items]
Hedge ineffectiveness recognised in the income statement £m	(68)	(52)
Fixed rate issuance
DERIVATIVE FINANCIAL INSTRUMENTS (Details) - Schedule of the effects of hedge accounting [Line Items]
Carrying amount of the hedged item, assets	0	0
Carrying amount of the hedged item, liabilities	45,053	51,499
Accumulated amount of fair value adjustment on the hedged item, assets	0	0
Accumulated fair value hedge adjustment on hedged item included in carrying amount, liabilities	829	1,340
Change in fair value of hedged item for ineffectiveness assessment £m	(530)	(75)
Fixed rate issuance | Interest rate
DERIVATIVE FINANCIAL INSTRUMENTS (Details) - Schedule of the effects of hedge accounting [Line Items]
Hedge ineffectiveness recognised in the income statement £m	10	(11)
Fixed rate bonds
DERIVATIVE FINANCIAL INSTRUMENTS (Details) - Schedule of the effects of hedge accounting [Line Items]
Carrying amount of the hedged item, assets	35,058	29,264
Carrying amount of the hedged item, liabilities	0	0
Accumulated amount of fair value adjustment on the hedged item, assets	(1,053)	(1,070)
Accumulated fair value hedge adjustment on hedged item included in carrying amount, liabilities	0	0
Change in fair value of hedged item for ineffectiveness assessment £m	(138)	(1,158)
Fixed rate bonds | Interest rate
DERIVATIVE FINANCIAL INSTRUMENTS (Details) - Schedule of the effects of hedge accounting [Line Items]
Hedge ineffectiveness recognised in the income statement £m	£ 4	£ (18)